11. Commitments	15 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
11. Commitments

Note 11 Commitments

(A) Licensing and Royalty Agreement

In 2011, the Company executed a trademark licensing agreement with General Electric (“GE”), which allows the right to market ceiling light and fan fixtures, with the Company’s Technology installed displaying the GE logo. In addition, The GE trademark license agreement imposes certain manufacturing and quality control conditions that the Company must maintain in order to continue to use the GE logo.

The license is non-transferable and cannot be sub licensed. Various termination clauses are applicable, however, none were enforceable as of December 31, 2013 or 2012.

The license agreement has minimum royalty obligations due from 2015 through 2017 as follows:

Year Ended December 31,
2014	$—
2015	2,800,000
2016	3,300,000
2017	3,600,000
Total	$9,700,000

The minimum royalty obligations listed above could be higher in the event the Company exceeds the following net sales minimums:

2015	$56,000,000
2016	$66,000,000
2017	$72,000,000

The increase is computed by taking the Company’s net sales less the sales minimums and multiplying by 5%. The sales period used to determine the calculation is December 1 of the prior year through November 30 of the current year.

During 2013, the Company recorded royalty expense of $400,000 as a component of general and administrative expenses.

(B) Employment Agreement – Chief Executive Officer

On November 15, 2013, the Company executed an employment agreement that commenced January 1, 2014 and expires on December 31, 2018.

Under the terms of the agreement, the Company granted 1,250,000 shares of common stock, having a fair value of $312,500. 500,000 shares vested on November 15, 2013 (see Note 10 (A) (2); the remaining 750,000 shares vest evenly, (250,000 shares) each on December 31, 2014, 2015 and 2016.

The Chief Executive Officer will also receive:

•	Annual salary of a minimum $150,000,
•	Additional cash compensation based on various thresholds and/or milestones tied to the Company meeting various revenue goals; none of which occurred as of the date of this report; and
•	5 year stock options equal to 1 ½% of quarterly net income, a strike price will be determined on the grant date, which as of the date of this report has not yet occurred.

(C) Consulting Agreement

On December 1, 2013, the Company executed a 3 year consulting agreement with a Non-Executive Chairman, having the following terms:

•	Annual salary of a minimum $150,000; and
•	Cash, stock or 5 year stock options (cashless exercise option by holder) equal to ½% of Company’s annual gross revenue (sales less returns and discounts), a strike price will be determined on the grant date, which as of the date of this report has not yet occurred.